Quarterly Holdings Report
for
Fidelity Simplicity RMD 2025 Fund℠
October 31, 2022
R98-NPRT1-1222
1.9895843.103
Domestic Equity Funds - 28.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	10,748	99,634
Fidelity Series Blue Chip Growth Fund (a)	23,559	245,957
Fidelity Series Commodity Strategy Fund (a)	45,042	95,489
Fidelity Series Growth Company Fund (a)	32,702	469,921
Fidelity Series Intrinsic Opportunities Fund (a)	13,275	194,078
Fidelity Series Large Cap Stock Fund (a)	27,958	461,870
Fidelity Series Large Cap Value Index Fund (a)	10,424	146,249
Fidelity Series Opportunistic Insights Fund (a)	18,776	284,837
Fidelity Series Small Cap Discovery Fund (a)	4,469	45,901
Fidelity Series Small Cap Opportunities Fund (a)	12,737	151,701
Fidelity Series Stock Selector Large Cap Value Fund (a)	26,234	326,085
Fidelity Series Value Discovery Fund (a)	16,809	256,501
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,064,872)		2,778,223

International Equity Funds - 27.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	14,707	196,627
Fidelity Series Emerging Markets Fund (a)	13,710	95,147
Fidelity Series Emerging Markets Opportunities Fund (a)	61,104	865,847
Fidelity Series International Growth Fund (a)	33,489	460,469
Fidelity Series International Small Cap Fund (a)	8,361	121,065
Fidelity Series International Value Fund (a)	49,725	459,458
Fidelity Series Overseas Fund (a)	45,306	457,588
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,234,667)		2,656,201

Bond Funds - 42.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	93,318	755,876
Fidelity Series Emerging Markets Debt Fund (a)	7,230	49,528
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,032	16,133
Fidelity Series Floating Rate High Income Fund (a)	1,110	9,726
Fidelity Series High Income Fund (a)	6,466	52,502
Fidelity Series International Credit Fund (a)	336	2,602
Fidelity Series International Developed Markets Bond Index Fund (a)	43,906	375,397
Fidelity Series Investment Grade Bond Fund (a)	231,555	2,225,243
Fidelity Series Long-Term Treasury Bond Index Fund (a)	104,398	587,763
Fidelity Series Real Estate Income Fund (a)	2,563	24,270
TOTAL BOND FUNDS (Cost $4,957,768)		4,099,040

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.25% (a)(b)	127,328	127,328
Fidelity Series Short-Term Credit Fund (a)	112	1,060
TOTAL SHORT-TERM FUNDS (Cost $128,390)		128,388

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,385,697)	9,661,852
NET OTHER ASSETS (LIABILITIES) - 0.0%	(231)
NET ASSETS - 100.0%	9,661,621

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	779,438	116,063	50,169	-	(3,517)	(85,939)	755,876
Fidelity Series All-Sector Equity Fund	118,129	4,409	17,016	-	(4,055)	(1,833)	99,634
Fidelity Series Blue Chip Growth Fund	264,971	51,265	34,966	8,209	(7,914)	(27,399)	245,957
Fidelity Series Canada Fund	222,220	14,138	28,579	-	(1,920)	(9,232)	196,627
Fidelity Series Commodity Strategy Fund	163,734	95,473	66,719	86,339	(50,409)	(46,590)	95,489
Fidelity Series Emerging Markets Debt Fund	56,737	3,683	6,755	798	(1,387)	(2,750)	49,528
Fidelity Series Emerging Markets Debt Local Currency Fund	18,918	699	2,513	-	(374)	(597)	16,133
Fidelity Series Emerging Markets Fund	115,194	6,938	10,145	-	(1,188)	(15,652)	95,147
Fidelity Series Emerging Markets Opportunities Fund	1,039,199	62,970	101,601	-	(28,043)	(106,678)	865,847
Fidelity Series Floating Rate High Income Fund	10,870	795	1,836	173	(69)	(34)	9,726
Fidelity Series Government Money Market Fund 3.25%	-	133,023	5,695	326	-	-	127,328
Fidelity Series Growth Company Fund	536,464	43,973	77,519	-	(1,540)	(31,457)	469,921
Fidelity Series High Income Fund	58,689	3,010	6,718	789	(878)	(1,601)	52,502
Fidelity Series International Credit Fund	2,855	23	-	23	-	(276)	2,602
Fidelity Series International Developed Markets Bond Index Fund	422,550	26,222	47,017	550	(5,276)	(21,082)	375,397
Fidelity Series International Growth Fund	527,448	42,001	55,516	-	(9,982)	(43,482)	460,469
Fidelity Series International Small Cap Fund	143,102	4,984	10,748	-	(4,023)	(12,250)	121,065
Fidelity Series International Value Fund	523,044	21,740	53,926	-	(7,635)	(23,765)	459,458
Fidelity Series Intrinsic Opportunities Fund	337,872	67,911	146,190	61,363	(3,677)	(61,838)	194,078
Fidelity Series Investment Grade Bond Fund	2,444,056	230,071	242,374	19,287	(24,269)	(182,241)	2,225,243
Fidelity Series Large Cap Stock Fund	508,741	81,353	93,456	26,778	(6,997)	(27,771)	461,870
Fidelity Series Large Cap Value Index Fund	171,391	6,563	27,144	-	(1,904)	(2,657)	146,249
Fidelity Series Long-Term Treasury Bond Index Fund	663,856	85,264	45,280	4,244	(3,633)	(112,444)	587,763
Fidelity Series Opportunistic Insights Fund	300,481	42,840	43,890	-	(714)	(13,880)	284,837
Fidelity Series Overseas Fund	530,449	43,044	59,017	-	(7,490)	(49,398)	457,588
Fidelity Series Real Estate Income Fund	33,185	2,575	7,604	1,528	(958)	(2,928)	24,270
Fidelity Series Short-Term Credit Fund	-	1,061	-	1	-	(1)	1,060
Fidelity Series Small Cap Discovery Fund	54,890	2,840	8,450	-	(1,364)	(2,015)	45,901
Fidelity Series Small Cap Opportunities Fund	184,410	15,352	38,278	7,212	(4,207)	(5,576)	151,701
Fidelity Series Stock Selector Large Cap Value Fund	379,199	18,292	63,464	-	(4,791)	(3,151)	326,085
Fidelity Series Value Discovery Fund	292,341	17,475	52,890	-	(2,025)	1,600	256,501
	10,904,433	1,246,050	1,405,475	217,620	(190,239)	(892,917)	9,661,852

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.